Subsequent Events (Details) $ / shares in Units, $ in Millions				1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
		Sep. 20, 2024 shares	Jan. 25, 2024 $ / shares shares	Jul. 31, 2024 $ / shares shares	Sep. 30, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥) $ / shares shares	Sep. 23, 2024 $ / shares	Sep. 19, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Feb. 05, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Sep. 21, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 $ / shares shares	Jan. 08, 2021 $ / shares
Subsequent Events [Line Items]
Ordinary shares par value																$ 0.0002
Credit line borrowed | $
Exercise price							$ 0.0002
Price per share										$ 0.0002
Maximum borrowing capacity | ¥													¥ 20,000,000	¥ 148,000,000
Line of Credit [Member]
Subsequent Events [Line Items]
Maximum borrowing capacity | ¥						¥ 198,000,000	$ 185,306,916						¥ 20,000,000	¥ 50,876,549
Subsequent Event [Member]
Subsequent Events [Line Items]
Divided share | shares			250,000,000
Ordinary shares par value			$ 0.0002
Ordinary shares authorized | shares			99,999,999
Ordinary shares par value			$ 0.0002
Exercise price per share											$ 0.0002
Exercise price				$ 0.0002
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares authorized | shares	[1]						121,410,923			121,410,923		121,410,923			121,410,923
Ordinary shares par value	[1]									$ 0.0002		$ 0.0002			$ 0.0002
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares authorized | shares			121,410,923
Ordinary shares par value			$ 0.0002
Exercise vested options to purchase | shares				16,579							36,067
Common Class B [Member]
Subsequent Events [Line Items]
Ordinary shares authorized | shares	[1]						28,589,078			28,589,078		28,589,078			28,589,078
Ordinary shares par value	[1]									$ 0.0002		$ 0.0002			$ 0.0002
Common Class B [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares authorized | shares			28,589,078
Ordinary shares par value			$ 0.0002
Forecast [Member]
Subsequent Events [Line Items]
Credit line borrowed | ¥						¥ 20,200,000
Annual interest rate percentage						5.40%
Price per share								$ 0.3045
Forecast [Member] | Related Party Loan Agreements [Member]
Subsequent Events [Line Items]
Proceeds Received Period, Description					September 5, 2024 to September 12, 2024
Forecast [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Events [Line Items]
Borrow interest-free loans amount | $									$ 8.5
Forecast [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Subsequent Events [Line Items]
Borrow interest-free loans amount | $									$ 60.6
Forecast [Member] | Line of Credit [Member]
Subsequent Events [Line Items]
Annual interest rate percentage					5.40%
Maximum borrowing capacity | ¥					¥ 11,200,000
Repayment date					Jul. 25, 2030
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Convert the Loans into share | shares		27,914,614

[1]	After giving effect of the reverse stock split, see Note 1.